Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Revenues	$ 1,547,097	$ 887,282	$ 671,835
Costs and expenses	1,002,076	829,356	690,142
Operating loss	545,021	57,926	(18,307)
Interest income	876	967	2,013
Changes in fair value of financial assets at fair value through profit or loss	(284)	472	3,746
Foreign currency exchange gains (losses), net	1,096	(327)	(546)
Finance costs	(1,074)	(1,705)	(2,325)
Profit (loss) before income taxes	544,592	56,872	(15,768)
Income tax expense	110,657	11,712	416
Profit (loss) for the year	433,935	45,160	(16,184)
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Revenues		0	0
Costs and expenses	1,037	704	1,206
Operating loss	(1,037)	(704)	(1,206)
Interest income	148	126	162
Changes in fair value of financial assets at fair value through profit or loss	(143)	427	3,755
Foreign currency exchange gains (losses), net	115	356	(69)
Finance costs	(1,320)	(3,629)	(4,165)
Share of profits (loss) of subsidiaries and affiliates	439,133	50,558	(12,091)
Profit (loss) before income taxes	436,896	47,134	(13,614)
Income tax expense		0	0
Profit (loss) for the year	$ 436,896	$ 47,134	$ (13,614)